Income Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes
	2020	2019	2018
Income before taxes excluded the amounts of loss incurring entities	$3,575,248	$6,446,944	$6,585,624
PRC EIT tax rates	15%	15%	25%
Tax at the PRC EIT tax rates	$536,287	967,042	1,646,406
Tax effect of R&D expenses deduction	(238,573)	(199,925)	(271,349)
Tax effect of non-taxable investment income and government grant	(120,754)	(72,160)	(126,495)
Tax effect of non-deductible expenses	41,989	310,233	88,530
Income tax expenses	$218,949	$1,005,190	$1,337,092

Schedule of attributed continuing operations
	2020	2019	2018
Current income tax	$218,949	$709,027	$1,390,773
Deferred income tax	-	296,163	(53,681)
Total income tax expense	$218,949	$1,005,190	$1,337,092

Schedule of tax effects of significant portions of the deferred tax asset
	As of September 30,
	2020	2019
Deferred tax assets:
Bad debt allowance	$436,583	$414,710
Total	$436,583	$414,710